Revenue from contracts with customers (Detail)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 USD ($) Customer	Sep. 30, 2017 USD ($) Customer	Jun. 18, 2018	Sep. 30, 2018 USD ($) Customer	Sep. 30, 2017 USD ($) Customer	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 01, 2018 USD ($)
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Increase to retained earnings due to adoption of Topic 606	$ (130,952,530)	$ (130,952,530)			$ (130,952,530)		$ (111,079,275)	$ (76,645,613)
Total revenue		250,991	$ 413,601		675,075	$ 991,671	1,274,499	1,010,663
Refund period	14 days			30 days
Discounts to customers		$ 2,000	$ 82,000		$ 19,000	$ 202,000	$ 278,000	$ 135,000	$ 0
Number of customers that represented greater than 10% of total revenue | Customer		0	0		0	0
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Increase to retained earnings due to adoption of Topic 606										$ 40,000
Decrease in deferred revenue										70,000
Decrease in deferred costs from product revenue										$ 30,000
Total revenue		$ (1,000)			$ (29,000)